Revenues (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Revenues
Total revenues	$ 53,955,324	¥ 393,836,097	¥ 247,639,205	¥ 130,557,589
Online marketing services and others
Revenues
Total revenues	27,116,873	197,934,192	153,540,553	102,931,095
Transaction services
Revenues
Total revenues	$ 26,838,451	¥ 195,901,905	¥ 94,098,652	¥ 27,626,494